Trade receivables and contract assets - Summary of Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade receivables and contract assets
Trade receivables	€ 88,719	€ 80,861
Allowance for expected credit losses	(11,613)	(9,615)
Total	77,106	71,246
Contract assets	94,686	61,220
Allowance for expected credit losses	(1,124)	(351)
Total	€ 93,562	€ 60,869